(Loss) Earnings per share	12 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
(Loss) Earnings per share

23 (Loss) Earnings per share

(a)	Basic earnings per share

	2025	2024	2023
	AUD$	AUD$	AUD$
Total basic (loss) earnings per share attributable to the ordinary equity holders of the company	(0.06)	(1.07)	0.10

(b)	Diluted earnings per share

	2025	2024	2023
	AUD$	AUD$	AUD$
Total diluted (loss) earnings per share attributable to the ordinary equity holders of the company	(0.06)	(1.07)	0.10

(c)	Weighted average number of shares used as the denominator

	2025	2024	2023
Weighted average number of ordinary shares used as the denominator in calculating basic earnings per share	23,640,568	19,900,741	18,646,643
Adjustments for calculation of diluted earnings per share:	-	-	-
Amounts uncalled on partly paid shares and calls in arrears	-	-	-
Options	-	-	-
Deferred shares	-	-	-
Convertible notes	-	-	-
Weighted average number of ordinary shares and potential ordinary shares used as the denominator in calculating diluted earnings per share	23,640,568	19,900,741	18,646,643